Intangibles Assets and Goodwill (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Intangibles Assets and Goodwill [Line Items]
Impairment loss (in Dollars)	$ 375,928	$ 2,077,585
Expected term		5 years
Discount Rate [Member]
Intangibles Assets and Goodwill [Line Items]
Discount rate applied to cash flow projections		25.40%
AUM Long Term Growth Rate [Member]
Intangibles Assets and Goodwill [Line Items]
Growth rate		2.00%
Annualized Rate of Staking Return [Member]
Intangibles Assets and Goodwill [Line Items]
Growth rate		3.40%
AUM Staked Percentage [Member]
Intangibles Assets and Goodwill [Line Items]
Growth rate		65.00%
Expense Growth Rate [Member]
Intangibles Assets and Goodwill [Line Items]
Growth rate		2.00%